AUDIT INFORMATION	12 Months Ended
Dec. 31, 2022
Audit Information [Abstract]
Auditor Firm ID	717
Auditor Name	MSPC Certified Public Accountants and Advisors,A Professional Corporation
Auditor Location	New York, New York